Commitments (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Payment for license cost			$ 10,000		$ 10,000
Percentage of royalties revenue			2.00%		2.00%
License revenue					$ 0	$ 0
License payable	$ 20,000		$ 20,000		20,000	20,000
Employee settlement	$ 50,000		$ 50,000		50,000	50,000
Royalty revenue					$ 0	$ 0
Revenues
BASF Agreement And License [Member]
Royalty revenue
Capsugel Agreement [Member]
Royalty revenue
Revenues